SCHEDULE OF INVESTMENTS
Ivy ProShares S&P 500 Bond Index Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services
Broadcasting – 0.8%
Discovery Communications LLC (GTD by Discovery, Inc.), 3.950%, 3-20-28	$200	$206
Discovery Communications, Inc., 5.200%, 9-20-47	200	211
NBCUniversal Media LLC, 4.375%, 4-1-21	560	581

		998

Cable & Satellite – 2.6%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.450%, 10-1-21	200	206
3.000%, 2-1-24	450	463
3.700%, 4-15-24	400	424
3.375%, 8-15-25	100	104
3.950%, 10-15-25	100	108
3.150%, 3-1-26	300	310
4.150%, 10-15-28	100	110
4.600%, 10-15-38	350	400
4.000%, 3-1-48	100	106
4.700%, 10-15-48	400	469
4.950%, 10-15-58	200	244
Omnicom Group, Inc., Omnicom Capital, Inc. and Omnicom Finance, Inc., 3.625%, 5-1-22	150	155
Viacom, Inc.:
4.375%, 3-15-43	150	146
5.850%, 9-1-43	100	118

		3,363

Integrated Telecommunication Services – 7.6%
AT&T, Inc.:
3.200%, 3-1-22	300	306
3.600%, 2-17-23	110	114
4.450%, 4-1-24	510	549
3.400%, 5-15-25	430	442
4.125%, 2-17-26	250	266
4.250%, 3-1-27	255	273
4.100%, 2-15-28	200	212
4.350%, 3-1-29	150	161
4.300%, 2-15-30	185	198
4.500%, 5-15-35	290	304
5.250%, 3-1-37	200	224
4.850%, 3-1-39	150	161
4.300%, 12-15-42	150	148
4.350%, 6-15-45	300	299
4.750%, 5-15-46	200	210
5.450%, 3-1-47	450	517
4.500%, 3-9-48	382	391
4.550%, 3-9-49	300	307
5.150%, 2-15-50	100	110
Verizon Communications, Inc.:
3.125%, 3-16-22	200	205
5.150%, 9-15-23	472	527
3.500%, 11-1-24	450	473
3.376%, 2-15-25	350	365
2.625%, 8-15-26	150	149
4.125%, 3-16-27	510	555
4.500%, 8-10-33	100	113
5.250%, 3-16-37	626	748
4.862%, 8-21-46	447	520

5.500%, 3-16-47	395	499
4.522%, 9-15-48	150	167
5.012%, 4-15-49	105	125

		9,638

Interactive Media & Services – 0.1%
Alphabet, Inc., 1.998%, 8-15-26	120	117

Movies & Entertainment – 0.1%
Walt Disney Co. (The), 4.125%, 6-1-44	150	170

Total Communication Services - 11.2%		14,286

Consumer Discretionary
Automobile Manufacturers – 1.6%
Ford Motor Co.:
4.346%, 12-8-26	550	555
7.450%, 7-16-31	150	177
4.750%, 1-15-43	350	305
5.291%, 12-8-46	300	279
General Motors Co.:
4.875%, 10-2-23	531	563
5.200%, 4-1-45	200	192

		2,071

General Merchandise Stores – 0.5%
Dollar Tree, Inc.:
3.700%, 5-15-23	150	156
4.000%, 5-15-25	150	156
Target Corp.:
2.900%, 1-15-22	109	111
3.900%, 11-15-47	200	215

		638

Home Improvement Retail – 1.4%
Home Depot, Inc. (The):
3.350%, 9-15-25	150	158
2.125%, 9-15-26	155	152
3.900%, 12-6-28	250	275
5.875%, 12-16-36	300	398
4.500%, 12-6-48	170	201
Lowe’s Co., Inc.:
3.100%, 5-3-27	150	152
3.650%, 4-5-29	150	157
3.700%, 4-15-46	183	172
4.050%, 5-3-47	150	149

		1,814

Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc.:
2.400%, 2-22-23	196	198
2.800%, 8-22-24	400	412
3.150%, 8-22-27	200	210
3.875%, 8-22-37	400	441
4.950%, 12-5-44	100	125
4.250%, 8-22-57	150	173
eBay, Inc., 3.600%, 6-5-27	150	153

		1,712

Restaurants – 0.8%
McDonalds Corp.:
2.625%, 1-15-22	300	303
3.350%, 4-1-23	110	114
4.450%, 9-1-48	200	219
Starbucks Corp.:
3.800%, 8-15-25	200	213
4.000%, 11-15-28	200	218

		1,067

Total Consumer Discretionary - 5.7%		7,302

Consumer Staples
Brewers – 0.2%
Molson Coors Brewing Co.:
3.000%, 7-15-26	150	148
4.200%, 7-15-46	107	103

		251

Distillers & Vintners – 0.1%
Constellation Brands, Inc., 4.250%, 5-1-23	150	160

Drug Retail – 3.0%
CVS Caremark Corp., 3.875%, 7-20-25	325	339
CVS Health Corp.:
2.800%, 7-20-20	200	201
3.350%, 3-9-21	500	507
2.125%, 6-1-21	386	383
3.500%, 7-20-22	150	154
4.000%, 12-5-23	356	372
4.100%, 3-25-25	660	696
4.300%, 3-25-28	430	453
4.780%, 3-25-38	325	339
5.050%, 3-25-48	375	399

		3,843

Food Retail – 0.1%
Kroger Co. (The), 4.450%, 2-1-47(A)	100	98

Hypermarkets & Super Centers – 1.3%
Wal-Mart Stores, Inc.:
1.900%, 12-15-20	100	100
2.550%, 4-11-23	377	382
Walmart, Inc.:
3.125%, 6-23-21	150	153
3.400%, 6-26-23	400	420
3.700%, 6-26-28	283	309
3.950%, 6-28-38	250	278

		1,642

Packaged Foods & Meats – 2.3%
Campbell Soup Co., 3.950%, 3-15-25	240	250
Conagra Brands, Inc.:
4.300%, 5-1-24	150	159
5.300%, 11-1-38	150	163
5.400%, 11-1-48	400	438
General Mills, Inc., 3.700%, 10-17-23	290	304
Kraft Heinz Foods Co.:
3.500%, 6-6-22	150	154
4.000%, 6-15-23	300	314
3.950%, 7-15-25	150	156
3.000%, 6-1-26	120	117
4.625%, 1-30-29	150	161
4.375%, 6-1-46	470	446
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.):
4.000%, 3-1-26	150	159
5.100%, 9-28-48	100	113

		2,934

Soft Drinks – 0.5%
PepsiCo, Inc.:
3.000%, 10-15-27	200	208
4.450%, 4-14-46	100	120
3.450%, 10-6-46	270	277

		605

Tobacco – 1.6%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
2.850%, 8-9-22	200	202
4.000%, 1-31-24	105	110

3.800%, 2-14-24	100	104
4.400%, 2-14-26	100	107
4.800%, 2-14-29	200	216
5.800%, 2-14-39	250	281
3.875%, 9-16-46	300	266
5.950%, 2-14-49	400	455
Philip Morris International, Inc., 6.375%, 5-16-38	250	330

		2,071

Total Consumer Staples - 9.1%		11,604

Energy
Integrated Oil & Gas – 0.9%
Chevron Corp.:
2.100%, 5-16-21	150	150
2.355%, 12-5-22	200	201
2.895%, 3-3-24	150	155
2.954%, 5-16-26	340	351
Phillips 66 (GTD by Phillips 66 Co.), 4.875%, 11-15-44	250	280

		1,137

Oil & Gas Equipment & Services – 0.8%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 4.080%, 12-15-47	450	436
Halliburton Co.:
3.500%, 8-1-23	150	155
5.000%, 11-15-45	250	272
National Oilwell Varco, Inc., 2.600%, 12-1-22	100	100
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 3.650%, 12-1-23	100	105

		1,068

Oil & Gas Exploration & Production – 2.0%
Apache Corp., 4.375%, 10-15-28	200	209
Cimarex Energy Co., 3.900%, 5-15-27	150	154
Concho Resources, Inc., 4.300%, 8-15-28	125	135
ConocoPhillips Co. (GTD by ConocoPhillips):
4.950%, 3-15-26	150	171
6.500%, 2-1-39	130	183
ConocoPhillips Holding Co., 6.950%, 4-15-29	150	203
EOG Resources, Inc., 2.625%, 3-15-23	100	101
Exxon Mobil Corp.:
2.222%, 3-1-21	150	150
3.043%, 3-1-26	280	290
4.114%, 3-1-46	208	239
Marathon Oil Corp., 4.400%, 7-15-27	150	159
Noble Energy, Inc., 5.050%, 11-15-44	100	106
Occidental Petroleum Corp.:
3.000%, 2-15-27	150	148
4.200%, 3-15-48	195	197
ONEOK, Inc. (GTD by ONEOK Partners and Intermediate Partnership), 5.200%, 7-15-48	150	165

		2,610

Oil & Gas Refining & Marketing – 0.3%
HollyFrontier Corp., 5.875%, 4-1-26	150	165
Valero Energy Corp., 3.400%, 9-15-26	150	153

		318

Oil & Gas Storage & Transportation – 1.6%
Kinder Morgan, Inc.:
4.300%, 6-1-25	253	270
5.550%, 6-1-45	200	231
5.200%, 3-1-48	150	170

MPLX L.P.:
4.500%, 7-15-23	150	159
4.000%, 3-15-28	180	187
4.500%, 4-15-38	285	288
4.700%, 4-15-48	140	143
5.500%, 2-15-49	140	158
Williams Co., Inc. (The), 4.550%, 6-24-24	100	108
Williams Partners L.P.:
4.300%, 3-4-24	160	170
3.750%, 6-15-27	110	113

		1,997

Total Energy - 5.6%		7,130

Financials
Asset Management & Custody Banks – 0.1%
State Street Corp., 2.550%, 8-18-20	100	100

Consumer Finance – 4.2%
American Express Co.:
2.750%, 5-20-22	293	296
2.500%, 8-1-22	150	151
3.400%, 2-27-23	250	259
3.125%, 5-20-26	346	355
American Express Credit Corp.:
3.700%, 11-5-21	150	155
2.700%, 3-3-22	200	202
3.300%, 5-3-27	204	214
Capital One Financial Corp., 3.750%, 7-28-26	643	654
Discover Bank, 3.350%, 2-6-23	250	256
Ford Motor Credit Co. LLC:
5.596%, 1-7-22	200	212
3.664%, 9-8-24	200	198
3.815%, 11-2-27	500	479
5.113%, 5-3-29	200	204
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-13-20	331	332
4.200%, 11-6-21	175	180
3.150%, 6-30-22	300	302
5.100%, 1-17-24	325	348
3.950%, 4-13-24	150	153
4.350%, 1-17-27	160	163
Synchrony Financial:
4.250%, 8-15-24	115	120
3.950%, 12-1-27	150	149

		5,382

Diversified Banks – 8.8%
Bank of America Corp.:
2.151%, 11-9-20	161	161
3.300%, 1-11-23	240	247
4.125%, 1-22-24	130	139
4.200%, 8-26-24	402	427
3.950%, 4-21-25	105	110
4.450%, 3-3-26	150	162
3.500%, 4-19-26	325	340
4.250%, 10-22-26	251	268
3.248%, 10-21-27	705	722
4.183%, 11-25-27	805	854
Bank of New York Mellon Corp. (The):
2.500%, 4-15-21	100	100
2.200%, 8-16-23	400	398
BB&T Corp.:
2.050%, 5-10-21	100	100
3.050%, 6-20-22	150	153
3.750%, 12-6-23	150	158
Citibank N.A., 3.400%, 7-23-21	400	408
Huntington National Bank, 3.550%, 10-6-23	250	262
U.S. Bancorp:
3.000%, 3-15-22	150	153
3.150%, 4-27-27	390	405

Wells Fargo & Co.:
2.600%, 7-22-20	116	116
2.550%, 12-7-20	205	206
2.500%, 3-4-21	260	260
2.100%, 7-26-21	150	149
3.500%, 3-8-22	346	356
2.625%, 7-22-22	400	403
3.069%, 1-24-23	302	307
3.450%, 2-13-23	105	108
3.750%, 1-24-24	300	315
3.000%, 2-19-25	110	112
3.000%, 4-22-26	150	152
4.100%, 6-3-26	150	159
3.000%, 10-23-26	310	313
4.300%, 7-22-27	220	238
4.150%, 1-24-29	300	327
5.606%, 1-15-44	178	222
3.900%, 5-1-45	208	223
4.400%, 6-14-46	255	276
4.750%, 12-7-46	375	427
Wells Fargo Bank N.A.:
2.600%, 1-15-21	250	251
3.625%, 10-22-21	500	514
3.550%, 8-14-23	250	261

		11,262

Financial Exchanges & Data – 0.3%
Intercontinental Exchange, Inc., 4.250%, 9-21-48	150	168
S&P Global, Inc., 4.400%, 2-15-26	150	165

		333

Insurance Brokers – 0.2%
Marsh & McLennan Cos., Inc.:
3.875%, 3-15-24	100	106
4.375%, 3-15-29	150	166

		272

Investment Banking & Brokerage – 6.5%
Goldman Sachs Group, Inc. (The):
2.750%, 9-15-20	100	100
2.625%, 4-25-21	150	150
5.250%, 7-27-21	100	106
2.350%, 11-15-21	200	200
5.750%, 1-24-22	350	378
3.000%, 4-26-22	500	504
3.625%, 1-22-23	300	311
3.200%, 2-23-23	340	348
4.000%, 3-3-24	200	212
3.850%, 7-8-24	200	210
4.250%, 10-21-25	350	371
3.500%, 11-16-26	150	154
3.850%, 1-26-27	365	381
6.750%, 10-1-37	300	393
5.150%, 5-22-45	200	229
4.750%, 10-21-45	211	242
Morgan Stanley:
5.500%, 7-24-20	150	155
2.500%, 4-21-21	150	150
5.500%, 7-28-21	326	346
2.625%, 11-17-21	270	271
2.750%, 5-19-22	245	247
4.100%, 5-22-23	264	278
3.875%, 4-29-24	200	212
3.700%, 10-23-24	330	348
4.000%, 7-23-25	500	535
3.875%, 1-27-26	203	216
4.350%, 9-8-26	482	517
3.950%, 4-23-27	190	199
4.375%, 1-22-47	550	613

		8,376

Life & Health Insurance – 0.3%
MetLife, Inc., 4.600%, 5-13-46	150	174
Prudential Financial, Inc., 4.350%, 2-25-50	150	168

		342

Multi-Line Insurance – 0.7%
American International Group, Inc.:
3.900%, 4-1-26	280	293
4.200%, 4-1-28	100	107
4.500%, 7-16-44	340	359
4.750%, 4-1-48	100	110

		869

Other Diversified Financial Services – 6.3%
Citigroup, Inc.:
2.650%, 10-26-20	255	256
2.700%, 3-30-21	100	100
2.900%, 12-8-21	610	616
4.500%, 1-14-22	300	315
4.400%, 6-10-25	375	400
3.200%, 10-21-26	425	434
4.450%, 9-29-27	175	189
4.125%, 7-25-28	200	211
8.125%, 7-15-39	200	320
4.650%, 7-23-48	300	349
Fidelity National Information Services, Inc., 3.000%, 8-15-26	150	152
Jefferies Group LLC and Jefferies Group Capital Finance, Inc., 4.150%, 1-23-30	150	144
JPMorgan Chase & Co.:
4.400%, 7-22-20	375	383
4.250%, 10-15-20	185	190
2.550%, 10-29-20	150	150
2.550%, 3-1-21	200	200
2.295%, 8-15-21	350	350
4.350%, 8-15-21	150	156
4.500%, 1-24-22	150	158
3.250%, 9-23-22	300	308
2.972%, 1-15-23	510	517
2.700%, 5-18-23	230	232
3.875%, 9-10-24	300	315
2.950%, 10-1-26	405	412
4.125%, 12-15-26	140	150
3.625%, 12-1-27	530	546
6.400%, 5-15-38	150	207
4.950%, 6-1-45	215	255

		8,015

Property & Casualty Insurance – 0.9%
ACE INA Holdings, Inc. (GTD by ACE Ltd.), 2.300%, 11-3-20	100	100
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.):
4.200%, 8-15-48	100	112
4.250%, 1-15-49	150	168
Berkshire Hathaway, Inc.:
2.750%, 3-15-23	322	327
3.125%, 3-15-26	300	312
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.), 4.350%, 11-3-45	150	176

		1,195

Regional Banks – 0.9%
Fifth Third Bancorp, 2.875%, 7-27-20	200	201
PNC Bank N.A.:
2.500%, 1-22-21	250	251
3.500%, 6-8-23	250	261
PNC Financial Services Group, Inc. (The), 3.450%, 4-23-29	186	196
Regions Financial Corp., 3.800%, 8-14-23	150	157
SunTrust Banks, Inc., 2.800%, 5-17-22	150	152

		1,218

Specialized Finance – 0.2%
LYB International Finance B.V., 4.875%, 3-15-44	200	213

Total Financials - 29.4%		37,577

Health Care
Biotechnology – 2.2%
Amgen, Inc.:
2.650%, 5-11-22	100	101
3.625%, 5-22-24	150	158
4.400%, 5-1-45	340	361
4.563%, 6-15-48	150	163
4.663%, 6-15-51	300	328
Biogen, Inc.:
2.900%, 9-15-20	110	110
3.625%, 9-15-22	113	117
5.200%, 9-15-45	150	168
Gilead Sciences, Inc.:
2.550%, 9-1-20	708	710
4.750%, 3-1-46	150	170
4.150%, 3-1-47	451	473

		2,859

Health Care Equipment – 0.4%
Boston Scientific Corp.:
4.000%, 3-1-28	150	161
4.550%, 3-1-39	150	166
Zimmer Holdings, Inc., 3.550%, 4-1-25	150	154

		481

Health Care Services – 0.2%
Cardinal Health, Inc., 2.616%, 6-15-22	120	121
Cigna Corp., 3.875%, 10-15-47	105	98

		219

Health Care Supplies – 1.9%
Abbott Laboratories:
2.900%, 11-30-21	380	386
3.750%, 11-30-26	88	95
4.900%, 11-30-46	490	604
Express Scripts Holding Co.:
3.000%, 7-15-23	150	152
4.800%, 7-15-46	300	318
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
3.150%, 3-15-22	150	154
3.500%, 3-15-25	130	138
4.375%, 3-15-35	250	288
4.625%, 3-15-45	225	272

		2,407

Managed Health Care – 1.1%
Aetna, Inc., 2.800%, 6-15-23	253	254
Anthem, Inc.:
3.650%, 12-1-27	340	353
4.101%, 3-1-28	100	107
UnitedHealth Group, Inc.:
2.700%, 7-15-20	175	176
3.500%, 2-15-24	175	183
3.750%, 7-15-25	200	214
4.750%, 7-15-45	100	119

		1,406

Pharmaceuticals – 6.5%
AbbVie, Inc.:
2.300%, 5-14-21	659	657
2.900%, 11-6-22	465	468
3.200%, 11-6-22	100	101
3.600%, 5-14-25	300	310
4.500%, 5-14-35	150	154
4.450%, 5-14-46	282	277
4.875%, 11-14-48	175	184
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.):
3.450%, 3-15-22	175	179

3.800%, 3-15-25	100	104
4.850%, 6-15-44	190	197
Allergan Finance LLC, 3.250%, 10-1-22	150	152
Allergan Funding SCS (GTD by Warner Chilcott Ltd., Allergan Capital S.a.r.l. and Allergan Finance LLC), 4.550%, 3-15-35	175	177
Celgene Corp.:
2.875%, 8-15-20	305	306
3.250%, 8-15-22	150	154
3.875%, 8-15-25	250	268
3.900%, 2-20-28	150	161
5.000%, 8-15-45	100	118
4.550%, 2-20-48	240	275
Eli Lilly and Co.:
3.950%, 5-15-47	150	162
3.950%, 3-15-49	300	324
Johnson & Johnson:
2.900%, 1-15-28	150	155
3.625%, 3-3-37	200	214
3.700%, 3-1-46	150	162
3.500%, 1-15-48	150	158
Merck & Co., Inc.:
2.350%, 2-10-22	150	151
2.800%, 5-18-23	270	277
2.750%, 2-10-25	295	304
3.900%, 3-7-39	224	245
Mylan N.V.:
3.950%, 6-15-26	260	251
5.250%, 6-15-46	150	140
Mylan, Inc. (GTD by Mylan N.V.), 4.550%, 4-15-28	150	147
Pfizer, Inc.:
3.000%, 9-15-21	300	306
3.450%, 3-15-29	100	106
4.125%, 12-15-46	250	276
4.200%, 9-15-48	150	169
Walgreens Boots Alliance, Inc., 3.450%, 6-1-26	450	455
Zoetis, Inc., 3.250%, 2-1-23	150	153

		8,397

Total Health Care - 12.3%		15,769

Industrials
Aerospace & Defense – 2.6%
Boeing Co. (The):
3.600%, 5-1-34	150	156
3.900%, 5-1-49	150	158
General Dynamics Corp., 3.000%, 5-11-21	300	305
L3 Technologies, Inc., 4.400%, 6-15-28	100	109
Lockheed Martin Corp.:
2.500%, 11-23-20	100	100
3.550%, 1-15-26	230	245
4.090%, 9-15-52	182	202
Northrop Grumman Corp.:
2.930%, 1-15-25	175	178
4.030%, 10-15-47	180	192
Rockwell Collins, Inc., 2.800%, 3-15-22	200	202
United Technologies Corp.:
3.650%, 8-16-23	150	157
3.950%, 8-16-25	460	496
4.500%, 6-1-42	301	340
4.625%, 11-16-48	355	414

		3,254

Agricultural & Farm Machinery – 0.1%
Deere & Co., 3.900%, 6-9-42	150	165

Air Freight & Logistics – 0.3%
FedEx Corp., 4.950%, 10-17-48	100	109

United Parcel Service, Inc.:
3.750%, 11-15-47	100	101
4.250%, 3-15-49	150	164

		374

Construction Machinery & Heavy Trucks – 0.3%
Caterpillar Financial Services Corp., 2.950%, 2-26-22	259	265
Caterpillar, Inc., 3.400%, 5-15-24	150	157

		422

Diversified Support Services – 0.1%
Cintas Corp. No. 2 (GTD by Cintas Corp.), 3.700%, 4-1-27	100	106

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.950%, 6-15-24	292	300

Industrial Conglomerates – 2.6%
3M Co., 4.000%, 9-14-48	142	153
GE Capital International Funding Co.:
3.373%, 11-15-25	200	202
4.418%, 11-15-35	600	592
General Electric Capital Corp.:
2.342%, 11-15-20	400	398
4.625%, 1-7-21	150	154
5.300%, 2-11-21	125	130
6.750%, 3-15-32	100	124
5.875%, 1-14-38	560	634
General Electric Co.:
2.700%, 10-9-22	405	404
4.500%, 3-11-44	312	304
Honeywell International, Inc., 1.850%, 11-1-21	150	149

		3,244

Railroads – 0.4%
Burlington Northern Santa Fe LLC, 4.050%, 6-15-48	250	275
Union Pacific Corp., 4.500%, 9-10-48	250	284

		559

Total Industrials - 6.6%		8,424

Information Technology
Communications Equipment – 0.7%
Cisco Systems, Inc.:
2.200%, 2-28-21	330	330
1.850%, 9-20-21	150	149
5.900%, 2-15-39	100	137
5.500%, 1-15-40	150	198

		814

Data Processing & Outsourced Services – 1.2%
Fiserv, Inc., 4.200%, 10-1-28(B)	100	108
MasterCard, Inc.:
3.375%, 4-1-24	100	106
3.650%, 6-1-49	253	268
Visa, Inc.:
2.200%, 12-14-20	450	451
2.800%, 12-14-22	100	102
3.150%, 12-14-25	150	157
4.300%, 12-14-45	313	370

		1,562

IT Consulting & Other Services – 1.2%
IBM Credit LLC, 2.650%, 2-5-21	300	302

International Business Machines Corp.:
2.500%, 1-27-22	300	302
3.625%, 2-12-24	235	247
3.300%, 5-15-26	150	155
3.500%, 5-15-29	419	438

		1,444

Semiconductor Equipment – 0.4%
Applied Materials, Inc., 4.350%, 4-1-47	100	111
KLA-Tencor Corp., 4.650%, 11-1-24(B)	150	164
Lam Research Corp.:
3.750%, 3-15-26	100	105
4.000%, 3-15-29	150	160

		540

Semiconductors – 2.6%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.000%, 1-15-22	500	502
2.650%, 1-15-23	150	148
3.625%, 1-15-24	150	151
3.875%, 1-15-27	200	196
Intel Corp.:
2.450%, 7-29-20	380	381
3.300%, 10-1-21	150	154
2.875%, 5-11-24	200	206
3.734%, 12-8-47	100	104
QUALCOMM, Inc.:
2.600%, 1-30-23	330	331
3.250%, 5-20-27	210	214
4.800%, 5-20-45	350	392
4.300%, 5-20-47	260	273
Texas Instruments, Inc., 4.150%, 5-15-48	250	285

		3,337

Systems Software – 5.6%
Microsoft Corp.:
2.000%, 8-8-23	150	150
3.625%, 12-15-23	150	160
2.875%, 2-6-24	350	363
3.125%, 11-3-25	585	616
2.400%, 8-8-26	280	281
3.300%, 2-6-27	250	265
4.100%, 2-6-37	450	513
3.700%, 8-8-46	600	645
4.250%, 2-6-47	190	225
4.000%, 2-12-55	150	168
3.950%, 8-8-56	300	332
4.500%, 2-6-57	300	367
Oracle Corp.:
1.900%, 9-15-21	175	174
2.500%, 5-15-22	300	303
2.500%, 10-15-22	350	354
2.625%, 2-15-23	150	152
2.400%, 9-15-23	642	643
2.950%, 11-15-24	150	154
2.950%, 5-15-25	100	103
2.650%, 7-15-26	530	532
3.800%, 11-15-37	250	265
4.000%, 7-15-46	130	139
4.000%, 11-15-47	250	268

		7,172

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.:
2.250%, 2-23-21	400	401
2.850%, 5-6-21	222	225
2.850%, 2-23-23	150	153
2.400%, 5-3-23	400	404
3.000%, 2-9-24	360	372
3.450%, 5-6-24	150	159
2.850%, 5-11-24	300	309
3.250%, 2-23-26	150	157
3.350%, 2-9-27	348	365
3.200%, 5-11-27	200	208
3.000%, 11-13-27	150	154

3.850%, 5-4-43	150	159
3.450%, 2-9-45	350	349
4.650%, 2-23-46	470	557
3.750%, 11-13-47	300	315
Hewlett Packard Enterprise Co.:
3.600%, 10-15-20(B)	150	152
4.900%, 10-15-25(B)	150	164
6.350%, 10-15-45(B)	250	277

		4,880

Total Information Technology - 15.5%		19,749

Materials
Diversified Chemicals – 0.8%
DowDuPont, Inc.:
4.205%, 11-15-23	400	428
4.493%, 11-15-25	250	276
5.419%, 11-15-48	110	134
Eastman Chemical Co., 4.650%, 10-15-44	150	155

		993

Paper Packaging – 0.1%
International Paper Co., 3.000%, 2-15-27	200	198

Specialty Chemicals – 0.5%
LYB International Finance II B.V., 3.500%, 3-2-27	100	102
Sherwin-Williams Co. (The):
2.750%, 6-1-22	100	101
3.450%, 6-1-27	200	206
4.500%, 6-1-47	182	194

		603

Total Materials - 1.4%		1,794

Real Estate
Office REITs – 0.1%
Boston Properties L.P., 4.500%, 12-1-28	150	167

Specialized REITs – 0.3%
Crown Castle International Corp.:
5.250%, 1-15-23	150	163
3.150%, 7-15-23	150	153

		316

Total Real Estate - 0.4%		483

Utilities
Electric Utilities – 1.1%
Connecticut Light and Power Co., 4.000%, 4-1-48	100	109
Duke Energy Corp.:
2.650%, 9-1-26	100	99
3.750%, 9-1-46	150	146
FirstEnergy Corp., Series C, 4.850%, 7-15-47	150	170
MidAmerican Energy Co., 4.250%, 7-15-49	100	114
MidAmerican Energy Holdings Co., 6.125%, 4-1-36	160	214
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.), 3.550%, 5-1-27	150	157
Southern Co. (The):
2.950%, 7-1-23	300	304
4.400%, 7-1-46	100	106

		1,419

Multi-Utilities – 0.2%
NiSource Finance Corp. (GTD by NiSource, Inc.), 3.490%, 5-15-27	150	155

Sempra Energy, 3.400%, 2-1-28	150	149

		304

Total Utilities - 1.3%		1,723

TOTAL CORPORATE DEBT SECURITIES – 98.5%		$125,841

(Cost: $120,729)

SHORT-TERM SECURITIES
Master Note - 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(C)	665	665

TOTAL SHORT-TERM SECURITIES – 0.5%		$665

(Cost: $665)

TOTAL INVESTMENT SECURITIES – 99.0%		$126,506

(Cost: $121,394)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		1,292

NET ASSETS – 100.0%		$127,798

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $6 are on loan.
(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$125,841	$—
Short-Term Securities	—	665	—

Total	$—	$126,506	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$121,394

Gross unrealized appreciation	5,300
Gross unrealized depreciation	(188)

Net unrealized appreciation	$5,112